Cover	Nov. 21, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 21, 2024
File Number	333-275731
Registrant Name	STAGEWISE STRATEGIES CORP.
Entity Central Index Key	0001999261
Tax Identification Number	61-2108075
Incorporation State	NV
Address Line1	Friedrichstr. 114A
Address City	Berlin
Address Country	DE
Address Posta lZip Code	10117
Area Code	1413
Local Phone Number	3076199
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Emerging Growth Company	true
extended transition period	false